SUBSEQUENT EVENTS - Initial public offering (Details) - USD ($) $ / shares in Units, $ in Millions	Mar. 03, 2021	Feb. 10, 2021	Jul. 06, 2019	May 13, 2019	Dec. 04, 2018	Dec. 31, 2020	Dec. 31, 2019	Jul. 05, 2019
Subsequent Event [Line Items]
Number of shares issued during period			20,397,960	2	100
Par value per share			$ 0.0005	$ 0.01	$ 0.01	$ 0.0005	$ 0.0005	$ 0.01
Initial public offering
Subsequent Event [Line Items]
Number of shares issued during period		6,000,000
Price per share		$ 5.00
Subsequent event | Initial public offering
Subsequent Event [Line Items]
Number of shares issued during period		6,000,000
Par value per share		$ 0.0005
Price per share		$ 5.00
Gross proceeds of the Company's IPO	$ 34.5
Subsequent event | Over-allotment option
Subsequent Event [Line Items]
Number of shares issued during period	900,000
Par value per share	$ 0.0005
Price per share	$ 5.00